Document and Entity Information Document Document and Entity Information Document	Oct. 30, 2019
Document and Entity Information Document [Abstract]
Entity Registrant Name	LINCOLN ELECTRIC HOLDINGS INC
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	LECO
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-1860551
Document Type	8-K
Document Period End Date	Oct. 30, 2019
Entity File Number	0-1402
Entity Address, Address Line One	22801 St. Clair Avenue
Entity Address, City or Town	Cleveland
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44117
City Area Code	216
Local Phone Number	481-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security Exchange Name	NASDAQ
Entity Central Index Key	0000059527
Amendment Flag	false